Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Segmented information
Summary of segment operations

	Year Ended December 31, 2020
($M)	Canada	USA	France	Netherlands	Germany	Ireland	Australia	Corporate	Total
Total assets	1,805,464	328,902	703,567	130,063	198,357	257,990	105,898	578,898	4,109,139
Drilling and development	199,141	66,120	42,145	10,331	13,005	1,823	24,520	(4,604)	352,481
Exploration and evaluation	—	—	183	(226)	2,814	—	—	11,950	14,721

Crude oil and condensate sales	418,610	55,099	182,292	1,502	17,143	13	141,452	8	816,119
NGL sales	36,204	6,513	—	—	—	—	—	—	42,717
Natural gas sales	114,377	4,834	—	64,073	17,067	58,433	—	1,925	260,709
Sales of purchased commodities	—	—	—	—	—	—	—	127,853	127,853
Royalties	(54,961)	(17,446)	(32,069)	(444)	(990)	—	—	(644)	(106,554)
Revenue from external customers	514,230	49,000	150,223	65,131	33,220	58,446	141,452	129,142	1,140,844
Purchased commodities	—	—	—	—	—	—	—	(127,853)	(127,853)
Transportation	(41,494)	(1,349)	(14,604)	—	(5,839)	(4,425)	—	—	(67,711)
Operating	(218,596)	(18,108)	(57,128)	(32,410)	(20,732)	(15,232)	(54,581)	(464)	(417,251)
General and administration	(25,462)	(7,420)	(13,108)	(1,220)	(6,532)	(594)	(3,841)	(2,663)	(60,840)
PRRT	—	—	—	—	—	—	(20,151)	—	(20,151)
Corporate income taxes	—	—	(141)	3,774	—	—	2,106	71	5,810
Interest expense	—	—	—	—	—	—	—	(75,077)	(75,077)
Realized gain on derivative instruments	—	—	—	—	—	—	—	109,093	109,093
Realized foreign exchange gain	—	—	—	—	—	—	—	11,110	11,110
Realized other income	—	—	—	—	—	—	—	4,091	4,091
Fund flows from operations	228,678	22,123	65,242	35,275	117	38,195	64,985	47,450	502,065

	Year Ended December 31, 2019
($M)	Canada	USA	France	Netherlands	Germany	Ireland	Australia	Corporate	Total
Total assets	3,088,947	421,609	841,875	226,834	261,712	470,316	233,581	321,246	5,866,120
Drilling and development	293,744	57,196	74,579	19,866	10,806	1,372	30,550	(1,436)	486,677
Exploration and evaluation	—	—	62	3,739	10,878	—	—	21,808	36,487

Crude oil and condensate sales	699,290	63,449	326,578	2,411	25,783	27	184,490	—	1,302,028
NGL sales	33,159	6,499	—	—	—	—	—	—	39,658
Natural gas sales	95,621	5,416	121	110,446	31,529	104,247	—	797	348,177
Sales of purchased commodities	—	—	—	—	—	—	—	221,274	221,274
Royalties	(94,079)	(18,706)	(43,895)	(1,469)	(5,264)	—	—	(253)	(163,666)
Revenue from external customers	733,991	56,658	282,804	111,388	52,048	104,274	184,490	221,818	1,747,471
Purchased commodities	—	—	—	—	—	—	—	(221,274)	(221,274)
Transportation	(41,261)	—	(21,609)	—	(5,117)	(4,459)	—	—	(72,446)
Operating	(242,790)	(16,370)	(61,281)	(32,125)	(24,970)	(12,431)	(49,810)	(301)	(440,078)
General and administration	(23,341)	(7,566)	(15,406)	(2,659)	(8,452)	(2,491)	(4,940)	5,879	(58,976)
PRRT	—	—	—	—	—	—	(25,947)	—	(25,947)
Corporate income taxes	—	—	(21,431)	3,961	—	—	(8,407)	(406)	(26,283)
Interest expense	—	—	—	—	—	—	—	(81,377)	(81,377)
Realized gain on derivative instruments	—	—	—	—	—	—	—	84,219	84,219
Realized foreign exchange loss	—	—	—	—	—	—	—	(4,954)	(4,954)
Realized other income	—	—	—	—	—	—	—	7,700	7,700
Fund flows from operations	426,599	32,722	163,077	80,565	13,509	84,893	95,386	11,304	908,055

Reconciliation of fund flows from operations to net (loss) earnings:

	Year Ended
	Dec 31, 2020	Dec 31, 2019
Fund flows from operations	502,065	908,055
Accretion	(35,318)	(32,667)
Depletion and depreciation	(580,461)	(675,177)
Impairment	(1,682,344)	(46,056)
Unrealized loss on derivative instruments	(100,955)	(57,427)
Equity based compensation	(42,906)	(64,233)
Unrealized foreign exchange gain	49,012	57,225
Unrealized other expense	(833)	(825)
Deferred tax	374,313	(56,096)
Net (loss) earnings	(1,517,427)	32,799